Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table compares our operating revenues by the source of revenue stream for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Operating revenues:
Time charters	$190,420	$245,645	$317,010
Voyage charters	162,502	159,701	176,329
Time charters from Luna Pool collaborative arrangements	1,283	—	—
Voyage charters from Luna Pool collaborative arrangements	25,272	22,101	7,355
Operating revenues from Unigas Pool	27,004	46,345	50,043
Total operating revenues	$406,481	$473,792	$550,737

Schedules of Cash Flows for Committed Time Charter Revenues	The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2024	$257,796
2025	$87,121
2026	$35,963
2027	$5,347